Summary of significant accounting policies (Tables)	6 Months Ended
Mar. 31, 2026
Summary of significant accounting policies
Schedule of useful lives of property and equipment, net
Machinery and equipment	5 – 10 years
Transportation equipment	4 years
Office equipment	3 – 5 years

Summary of component of basic and diluted EPS
Six months ended March 31,	2026	2025
Net loss available for ordinary shareholders (A)	$(37,110,281)	$(44,016)

Weighted average outstanding ordinary shares (B)
- basic	11,401,729	1,077,719
- diluted	11,401,729	1,077,719

Loss per ordinary share - basic (A/B)	$(3.25)	$(0.04)

Loss per ordinary share - diluted (A/B)	$(3.25)	$(0.04)

Summary of antidilutive securities
	As of	As of
	March 31	March 31
	2026	2025
	(unaudited)	(unaudited)
Warrants to purchase ordinary shares	747,040	747,040